Cover	Mar. 01, 2023	Mar. 01, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	AVID TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36254
Entity Tax Identification Number	04-2977748
Entity Address, Address Line One	75 Blue Sky Drive
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	978
Local Phone Number	640-6789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		AVID
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000896841
Amendment Flag	false